Leases - Schedule of Supplemental Balance Sheet Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease right-of-use assets	$ 6,119	$ 3,858
Operating lease liabilities:
Operating lease	1,669	1,353
Operating lease liabilities-less current portion	4,985	3,088
Total operating lease liabilities	6,654	4,441
Finance Leases
Property and equipment, gross	2,182	2,182	$ 1,953
Less: accumulated depreciation and amortization	(1,274)	(1,159)	(664)
Property and equipment, net	908	1,023	1,289
Finance lease liabilities-current	256	392	739
Finance lease liabilities-less current portion	31	38	368
Total finance lease liabilities	$ 287	$ 430	$ 1,107